WARRANTS	6 Months Ended
Jun. 30, 2021
WARRANTS

13. WARRANTS

In January 2021, the Group entered into a share subscription and warrant purchase agreement with the holding entities of several investors (“Investors”) in the cryptocurrencies mining industry based on the pre-agreed legally-binding term sheet. Pursuant to the purchase agreement, the Group issued 8,108,100 Class A ordinary shares in aggregate at US$0.1233 per share and 207,891,840 warrants in aggregate, to the Investors in February 2021. The warrants will only be exercisable upon the satisfaction of its respective condition in connection with the market capitalization of the Company reaching US$100 million, US$300 million, US$500 million and US$1 billion within the time frames of 6 months, 12 months, 24 months and 36 months from its issuance date, respectively. The transaction was closed in February 2021. These warrants are classified as equity and so there is no remeasurement to the warrants after initial recognition. The fair value of these warrants as of the initial recognition was US$124 million.

In April 2021, the Group completed an underwritten offering with Maxim Group LLC. In this transaction, The Group issued 112,953,000 Class A ordinary shares, or 3,765,100 American Depositary Shares (“ADSs”) and warrants to purchase 2,823,825 ADSs. The offering price of each ADS and accompanying 0.75 of an ADS warrant is $33.20. Each warrant has an exercise price of $36.00 per ADS, will be exercisable upon issuance, and will expire three years from the date of issuance. In addition, the underwriter Maxim Group LLC also subscribed the over-allotment for an additional 16,942,800 Class A ordinary shares, or 564,760 ADSs and warrants to purchase 423,570 ADSs at the same price. The over-allotment warrants also have an exercise price of $36.00 per ADS, will be exercisable upon issuance, and will expire three years from the date of issuance. These warrants are classified as equity and so there is no remeasurement to the warrants after initial recognition. The fair value of these warrants as of the initial recognition was US$96 million.